Total
Nuveen Winslow Large-Cap Growth ESG Fund
NUVEEN WINSLOW LARGE
-C
AP GROWTH ESG FUND
SUPPLEMENT DATED JANUARY 22, 2021
TO THE PROSPECTUS DATED NOVEMBER 27, 2020

1.	The section “Fund Summaries—Nuveen Winslow Large-Cap Growth ESG Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Winslow Large-Cap Growth ESG Fund		Class A	Class C	Class R3	Class R6	Class I
Management Fees		0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.27%	0.27%	0.27%	0.06%	0.27%
Total Annual Fund Operating Expenses		1.20%	1.95%	1.45%	0.74%	0.95%
Fee Waivers and/or Expense Reimbursements	[1],[2]	(0.30%)	(0.30%)	(0.30%)	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.90%	1.65%	1.15%	0.44%	0.65%
[1]	Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees.
[2]	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.69% through July 31, 2022 or 1.25% after July 31, 2022 of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. The expense limitation expiring July 31, 2022 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

Example
2.	The section “Fund Summaries—Nuveen Winslow Large-Cap Growth ESG Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of Total Annual Fund Operating Expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
3.	The fifth and sixth paragraphs of the section “How We Manage Your Money—Who Manages the Funds—Management Fees” are deleted in their entirety and replaced with the following:
Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses so that the total annual operating expenses (excluding
12b-1
distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) for the Funds do not exceed the percentages of the average daily net assets listed below of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer
agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation.

Expense Example - Nuveen Winslow Large-Cap Growth ESG Fund - USD ($)	Class A	Class C	Class R3	Class R6	Class I
1 Year	$ 662	$ 168	$ 117	$ 45	$ 66
3 Years	892	568	414	191	257
5 Years	1,155	1,010	749	366	481
10 Years	$ 1,908	$ 2,238	$ 1,696	$ 876	$ 1,125

Expense Example, No Redemption - Nuveen Winslow Large-Cap Growth ESG Fund - USD ($)	Class A	Class C	Class R3	Class R6	Class I
1 Year	$ 662	$ 168	$ 117	$ 45	$ 66
3 Years	892	568	414	191	257
5 Years	1,155	1,010	749	366	481
10 Years	$ 1,908	$ 2,238	$ 1,696	$ 876	$ 1,125